                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                               VARIABLE ACCOUNT B
                                    CLASS 1
                              Financial Statements
                             For the Periods Ended
                               December 31, 1995

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's LifeVest(R) Personal Security Annuities, American Skandia Advisors Plan(SM) Annuities, American Skandia Advisors Plan II(SM) Annuities, The Imperium(SM) Annuities and The Alliance Capital Navigator Annuities. If it is used for any other purpose, it must be accompanied or preceded by a current LifeVest(R) Personal Security Annuity prospectus, an American Skandia Advisors Plan(SM) prospectus, an American Skandia Advisors Plan IISM prospectus, an Imperium(SM) prospectus or The Alliance Capital Navigator prospectus, as applicable, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Neuberger & Berman Advisors Management Trust, The Alger American Fund, the American Skandia Trust or the Alliance Variable Products Series Fund, Inc.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 1

PRESIDENT'S LETTER
FEBRUARY, 1996

Dear Contractholder:

What a year it was! The New York Stock Exchange hit a record high on 69 days, a record number of record highs! The performance of the Variable Account B sub-accounts also reflects these outstanding investment returns. Please read the attached sub-account managers' reports carefully, for a better appreciation of how your mutual fund investment options performed in 1995, and their respective outlooks for 1996.

As we look ahead, we do not expect to repeat the stellar results of 1995. But neither do we anticipate a dramatic sell off or cause for a collapse of those prior gains. Instead we anticipate a "normal" investment climate, with "normal" levels of returns, and "normal" volatility in returns. As before, our conviction is that a winning strategy must include a long term view, and a diversified approach to asset classes and investment markets. Our commitment is to offer a choice of excellent managers and excellent funds in a wide range of asset classes.

In the years past we have focused on adding asset class and investment style choices to your retirement annuity. In 1995 we added the following four new selections:

          SUB-ACCOUNT                          ASSET CLASS/INVESTMENT STYLE
--------------------------------      -----------------------------------------------
Seligman-Henderson Small Cap          International Equities (small capitalization)
T. Rowe Price Natural Resources       "Hard Assets"
PIMCO Limited Bond                    Intermediate Bonds
Neuberger & Berman Partners           Value Style Equities

These new selections have proven to be very popular, and the new portfolios raised over $120 million of new assets in 1995.

From time to time, it also makes good sense to cease offering a fund. In 1995 American Skandia closed and consolidated assets from certain fund options to other sub-accounts with similar investment objectives. We anticipate that the substitutions will tend to result in cost savings to contractholders through economies of scale, reduced expenses, and more effective management.

As we look ahead to 1996, we are committed to continuing to enhance the wide range of choice in excellent investment options, among diversified asset classes.

Gordon C. Boronow

       CONTENTS
I.     American Skandia Life Assurance Corporation
II.    The Alger American Fund
III.   Neuberger & Berman Advisors Management Trust
IV.    American Skandia Trust
V.     Alliance Variable Product Series Fund, Inc.
VI.    Scudder Variable Life Investment Fund

INDEPENDENT AUDITORS' REPORT
-------------------------------------

To the Contractowners of
      American Skandia Life Assurance Corporation
       Variable Account B -- Class 1 and the
       Board of Directors of
       American Skandia Life Assurance Corporation
       Shelton, Connecticut

We have audited the accompanying statement of assets and liabilities of the thirty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 1, referred to in Note 1, as of December 31, 1995, and the related statements of operations and of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 with the managers of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the thirty-six sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 1, referred to in
Note 1, as of December 31, 1995, the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 20, 1996

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                     ASSETS

Investment in mutual funds at market value (Note 2):
     Neuberger & Berman Advisers Management Trust (NBAMT):
        Partners Portfolio -- 7,246,795 shares (cost $94,406,337)............................................  $    95,875,095
     The Alger American Fund (AAF):
        Small Capitalization Portfolio -- 12,431,757 shares (cost $425,171,946)..............................      489,935,545
        Growth Portfolio -- 12,098,178 shares (cost $340,748,419)............................................      376,979,213
        MidCap Growth Portfolio -- 8,110,421 shares (cost $145,078,834)......................................      157,666,592
     American Skandia Trust (AST):
        Seligman Henderson International Equity Portfolio -- 14,414,570 shares (cost $250,210,045)...........      262,345,168
        Seligman Henderson International Small Cap Portfolio -- 2,577,080 shares (cost $26,530,685)..........       26,621,232
        Lord Abbett Growth & Income Portfolio -- 18,709,902 shares (cost $248,303,566).......................      280,274,338
        JanCap Growth Portfolio -- 27,632,476 shares (cost $339,716,206).....................................      425,540,125
        Money Market Portfolio -- 329,302,918 shares (cost $329,302,918).....................................      329,302,918
        Federated Utility Income Portfolio -- 8,829,132 shares (cost $92,405,310)............................      105,419,840
        Federated High Yield Portfolio -- 6,993,674 shares (cost $73,148,181)................................       77,909,526
        Phoenix Balanced Asset Portfolio -- 20,105,268 shares (cost $223,510,209)............................      251,919,007
        T. Rowe Price Asset Allocation Portfolio -- 4,833,777 shares (cost $51,549,956)......................       58,053,656
        T. Rowe Price International Equity Portfolio -- 17,499,340 shares (cost $174,844,914)................      186,367,971
        T. Rowe Price Natural Resources Portfolio -- 801,084 shares (cost $8,489,765)........................        8,900,048
        Founders Capital Appreciation Portfolio -- 5,957,728 shares (cost $71,619,186).......................       84,897,630
        INVESCO Equity Income Portfolio -- 13,696,413 shares (cost $146,831,553).............................      171,205,167
        PIMCO Total Return Bond Portfolio -- 18,929,196 shares (cost $203,363,785)...........................      214,657,080
        PIMCO Limited Maturity Bond Portfolio -- 14,918,580 shares (cost $154,976,091).......................      156,197,528
        Scudder International Bond Portfolio -- 4,149,601 shares (cost $41,572,957)..........................       43,985,774
        Berger Capital Growth Portfolio -- 3,599,220 shares (cost $40,392,302)...............................       44,630,334
     Alliance Variable Products Series Fund (AVP):
        Short-Term Multi-Market Portfolio -- 26,007 shares (cost $270,114)...................................          275,157
        Premier Growth Portfolio -- 233,058 shares (cost $4,149,149).........................................        4,148,435
        Growth & Income Portfolio -- 245,236 shares (cost $3,627,236)........................................        3,872,270
        U.S. Government/High Grade Securities Portfolio -- 198,300 shares (cost $2,182,677)..................        2,312,179
        Total Return Portfolio -- 229,364 shares (cost $2,797,213)...........................................        2,935,856
        International Portfolio -- 154,090 shares (cost $2,073,154)..........................................        2,168,046
        Money Market Portfolio -- 2,462,495 shares (cost $2,462,495).........................................        2,462,495
        North American Government Income Portfolio -- 64,818 shares (cost $632,862)..........................          679,293
        Global Dollar Government Portfolio -- 64,333 shares (cost $684,101)..................................          768,779
        Utility Income Portfolio -- 63,379 shares (cost $731,109)............................................          761,182
        Global Bond Portfolio -- 18,287 shares (cost $213,442)...............................................          222,183
        Conservative Investors Portfolio -- 70,037 shares (cost $784,447)....................................          823,640
        Growth Investors Portfolio -- 70,441 shares (cost $789,256)..........................................          836,132
        Growth Portfolio -- 234,593 shares (cost $3,231,310).................................................        3,338,260
        Worldwide Privatization Portfolio -- 82,182 shares (cost $902,581)...................................          917,969
                                                                                                                --------------
                Total Invested Assets........................................................................    3,875,205,663
Receivable from American Skandia Life Assurance Corp.........................................................        8,845,314
Receivable from Neuberger & Berman Advisers Management Trust.................................................      147,532,530
Receivable from Alliance Variable Products Series Fund.......................................................       84,492,113
Receivable from Scudder Variable Life Investment Fund........................................................       43,386,382
                                                                                                                --------------
                Total Assets.................................................................................  $ 4,159,462,002
                                                                                                                ==============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

AS OF DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                  LIABILITIES

Payable to Contractowners (Note 5).............................................................................   $       776,737
Payable to American Skandia Trust..............................................................................       260,041,990
Payable to The Alger American Fund.............................................................................        23,438,344
                                                                                                                  ---------------
                Total Liabilities..............................................................................   $   284,257,071
                                                                                                                  ---------------

                                   NET ASSETS

                                                                                                        UNIT
                               CONTRACTOWNERS' EQUITY                                     UNITS        VALUE
------------------------------------------------------------------------------------    ----------     ------
    NBAMT - Partners................................................................     7,958,498     $12.05     $    95,875,095
    AAF - Small Capitalization......................................................    12,317,364      39.78         489,935,545
    AAF - Growth....................................................................    12,092,291      31.18         376,979,213
    AAF - MidCap Growth.............................................................     8,299,743      19.00         157,666,592
    AST - Seligman Henderson International Equity...................................    14,393,137      18.23         262,345,168
    AST - Seligman Henderson International Small Cap................................     2,601,283      10.23          26,621,232
    AST - Lord Abbett Growth & Income...............................................    18,411,759      15.22         280,274,338
    AST - JanCap Growth.............................................................    28,662,737      14.85         425,540,124
    AST - Money Market..............................................................    30,564,442      10.77         329,302,918
    AST - Federated Utility Income..................................................     8,642,186      12.20         105,419,840
    AST - Federated High Yield......................................................     6,915,158      11.27          77,909,526
    AST - Phoenix Balanced Asset....................................................    20,163,848      12.49         251,919,007
    AST - T. Rowe Price Asset Allocation............................................     4,868,956      11.92          58,053,656
    AST - T. Rowe Price International Equity........................................    17,935,251      10.39         186,367,972
    AST - T. Rowe Price Natural Resources...........................................       808,605      11.01           8,900,048
    AST - Founders Capital Appreciation.............................................     6,076,373      13.97          84,897,630
    AST - INVESCO Equity Income.....................................................    13,883,712      12.33         171,205,167
    AST - PIMCO Total Return Bond...................................................    19,061,840      11.26         214,657,080
    AST - PIMCO Limited Maturity Bond...............................................    15,058,644      10.37         156,197,528
    AST - Scudder International Bond................................................     4,186,695      10.51          43,985,773
    AST - Berger Capital Growth.....................................................     3,658,836      12.20          44,630,334
    AVP - Short-Term Multi-Market...................................................        27,220      10.11             275,157
    AVP - Premier Growth............................................................       242,960      17.07           4,148,435
    AVP - Growth & Income...........................................................       256,492      15.10           3,872,270
    AVP - U.S. Government/High Grade Securities.....................................       196,478      11.77           2,312,090
    AVP - Total Return..............................................................       236,194      12.43           2,935,856
    AVP - International.............................................................       159,749      13.57           2,167,965
    AVP - Money Market..............................................................       233,258      10.56           2,462,404
    AVP - North American Government Income..........................................        64,465      10.54             679,214
    AVP - Global Dollar Government..................................................        65,026      11.82             768,692
    AVP - Utility Income............................................................        64,410      11.82             761,094
    AVP - Global Bond...............................................................        18,122      12.26             222,158
    AVP - Conservative Investors....................................................        70,909      11.61             823,545
    AVP - Growth Investors..........................................................        70,250      11.90             836,036
    AVP - Growth....................................................................       244,481      13.65           3,338,260
    AVP - Worldwide Privatization...................................................        83,741      10.96             917,969
                                                                                                                   --------------
                Total Net Assets....................................................                              $ 3,875,204,931
                                                                                                                   ==============

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                                           CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                                          -------------------------------------
                                                                                                                       NBAMT
                                                                                              TOTAL                   GROWTH
                                                                                          --------------            -----------
INVESTMENT INCOME:
  Income
    Dividends...........................................................................  $   46,122,988            $   128,840
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)................     (43,442,537)              (972,137)
                                                                                           -------------            -----------
NET INVESTMENT INCOME (LOSS)............................................................       2,680,451               (843,297)
                                                                                           -------------            -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales...................................................................   1,945,092,584             96,804,895
  Cost of Securities Sold...............................................................   1,779,409,969             83,561,353
                                                                                           -------------            -----------
    Net Gain (Loss).....................................................................     165,682,615             13,243,542
  Capital Gain Distributions Received...................................................      18,666,547              1,726,459
                                                                                           -------------            -----------
NET REALIZED GAIN (LOSS)................................................................     184,349,162             14,970,001
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period...................................................................     (15,588,734)            (3,347,126)
  End of Period.........................................................................     367,501,352                      0
                                                                                           -------------            -----------
NET UNREALIZED GAIN (LOSS)..............................................................     383,090,086              3,347,126
                                                                                           -------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........................  $  570,119,699            $17,473,830
                                                                                           =============            ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                    CLASS 1 SUB-ACCOUNTS INVESTING IN:
-----------------------------------------------------------------------------------------------------------
                                            NBAMT
                                           PARTNERS
    NBAMT - LIMITED        NBAMT         (MAY 2* THRU      AAF - INCOME      AAF - SMALL
     MATURITY BOND       BALANCED       DEC. 31, 1995)       & GROWTH       CAPITALIZATION     AAF - GROWTH
    ---------------     -----------     --------------     ------------     --------------     ------------
     $   7,870,005      $ 1,120,253       $        0       $   317,267       $          0      $   428,668
        (1,846,835)        (923,613)        (108,954)         (477,778)        (5,364,107)      (3,047,035)
     -------------      -----------       ----------       -----------       ------------      -----------
         6,023,170          196,640         (108,954)         (160,511)        (5,364,107)      (2,618,367)
     -------------      -----------       ----------       -----------       ------------      -----------
       187,379,011       75,500,885           16,809        44,996,471        223,476,728       86,281,204
       184,158,573       63,871,923           14,688        37,483,781        178,750,614       71,397,776
     -------------      -----------       ----------       -----------       ------------      -----------
         3,220,438       11,628,962            2,121         7,512,690         44,726,114       14,883,428
                 0          360,081                0                 0                  0        1,518,710
     -------------      -----------       ----------       -----------       ------------      -----------
         3,220,438       11,989,043            2,121         7,512,690         44,726,114       16,402,138
        (2,126,276)        (526,315)               0        (2,132,292)            (4,831)         752,833
                 0                0        1,468,758                 0         64,763,599       36,230,794
     -------------      -----------       ----------       -----------       ------------      -----------
         2,126,276          526,315        1,468,758         2,132,292         64,768,430       35,477,961
     -------------      -----------       ----------       -----------       ------------      -----------
     $  11,369,884      $12,711,998       $1,361,925       $ 9,484,471       $104,130,437      $49,261,732
     =============      ===========       ==========       ===========       ============      ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF OPERATIONS (CONT'D)

FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                                       CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                                     ---------------------------------------
                                                                                         AAF                    AAF - MIDCAP
                                                                                      BALANCED                     GROWTH
                                                                                     -----------                ------------
INVESTMENT INCOME:
  Income
    Dividends......................................................................  $   189,888                $     9,721
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)...........     (158,126)                (1,461,227)
                                                                                      ----------                -----------
NET INVESTMENT INCOME (LOSS).......................................................       31,762                 (1,451,506)
                                                                                      ----------                -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales..............................................................   14,354,065                 56,980,574
  Cost of Securities Sold..........................................................   12,015,109                 41,258,899
                                                                                      ----------                -----------
    Net Gain (Loss)................................................................    2,338,956                 15,721,675
  Capital Gain Distributions Received..............................................            0                          0
                                                                                      ----------                -----------
NET REALIZED GAIN (LOSS)...........................................................    2,338,956                 15,721,675
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period..............................................................     (151,154)                 1,272,715
  End of Period....................................................................            0                 12,587,758
                                                                                      ----------                -----------
NET UNREALIZED GAIN (LOSS).........................................................      151,154                 11,315,043
                                                                                      ----------                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................  $ 2,521,872                $25,585,212
                                                                                      ==========                ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                             CLASS 1 SUB-ACCOUNTS INVESTING IN:
---------------------------------------------------------------------------------------------
                         AST - SELIGMAN
    AST - SELIGMAN       HENDERSON INTL.
       HENDERSON            SMALL CAP          AST - LORD
     INTERNATIONAL         (MAY 1* THRU       ABBETT GROWTH     AST - JANCAP     AST - MONEY
        EQUITY           DEC. 31, 1995)         & INCOME           GROWTH           MARKET
    ---------------      --------------       -------------     ------------     ------------
      $         0           $       0          $ 1,657,847      $ 1,353,851      $17,436,063
       (3,574,633)           (103,431)          (1,988,406)      (4,808,745)      (4,703,313)
      -----------           ---------          -----------      -----------      -----------
       (3,574,633)           (103,431)            (330,559)      (3,454,894)      12,732,750
      -----------           ---------          -----------      -----------      -----------
       97,730,012             555,565            5,451,838       46,929,431      593,444,290
       99,570,937             545,997            3,975,930       38,189,700      593,444,290
      -----------           ---------          -----------      -----------      -----------
       (1,840,925)              9,568            1,475,908        8,739,731                0
       12,552,955                   0            1,656,966                0                0
      -----------           ---------          -----------      -----------      -----------
       10,712,030               9,568            3,132,874        8,739,731                0
       (1,373,923)                  0            3,616,951       (1,818,595)               0
       12,135,123              90,547           31,970,772       85,823,919                0
      -----------           ---------          -----------      -----------      -----------
       13,509,046              90,547           28,353,821       87,642,514                0
      -----------           ---------          -----------      -----------      -----------
      $20,646,443           $  (3,316)         $31,156,136      $92,927,351      $12,732,750
      ===========           =========          ===========      ===========      ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF OPERATIONS (CONT'D)

FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                                        CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                                     -----------------------------------------
                                                                                     AST - FEDERATED           AST - FEDERATED
                                                                                     UTILITY INCOME              HIGH YIELD
                                                                                     ---------------           ---------------
INVESTMENT INCOME:
  Income
    Dividends......................................................................    $ 3,329,756               $ 1,151,380
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)...........     (1,267,374)                 (624,969)
                                                                                       -----------                ----------
NET INVESTMENT INCOME (LOSS).......................................................      2,062,382                   526,411
                                                                                       -----------                ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales..............................................................     25,840,566                19,362,068
  Cost of Securities Sold..........................................................     26,368,662                18,260,851
                                                                                       -----------                ----------
    Net Gain (Loss)................................................................       (528,096)                1,101,217
  Capital Gain Distributions Received..............................................              0                         0
                                                                                       -----------                ----------
NET REALIZED GAIN (LOSS)...........................................................       (528,096)                1,101,217
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period..............................................................     (4,420,441)                 (122,643)
  End of Period....................................................................     13,014,530                 4,761,345
                                                                                       -----------                ----------
NET UNREALIZED GAIN (LOSS).........................................................     17,434,971                 4,883,988
                                                                                       -----------                ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................    $18,969,257               $ 6,511,616
                                                                                       ===========                ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                CLASS 1 SUB-ACCOUNTS INVESTING IN:
---------------------------------------------------------------------------------------------------
                                                                                     AST - T. ROWE
                                                                                     PRICE NATURAL
                                          AST - T. ROWE        AST - T. ROWE           RESOURCES
    AST - PHOENIX      AST - PHOENIX       PRICE ASSET      PRICE INTERNATIONAL      (MAY 1* THRU
    BALANCED ASSET     CAPITAL GROWTH      ALLOCATION             EQUITY             DEC. 31,1995)
    --------------     --------------     -------------     -------------------      -------------
     $  3,837,709       $    114,096       $   513,045          $   118,043            $       0
       (2,304,796)          (277,758)         (524,866)          (1,999,016)             (32,224)
     ------------       ------------       -----------          -----------            ---------
        1,532,913           (163,662)          (11,821)          (1,880,973)             (32,224)
     ------------       ------------       -----------          -----------            ---------
       15,559,398         26,338,238         2,153,350           24,433,812              843,892
       14,270,634         21,513,203         2,071,289           24,264,691              819,107
     ------------       ------------       -----------          -----------            ---------
        1,288,764          4,825,035            82,061              169,121               24,785
                0                  0                 0              243,203                    0
     ------------       ------------       -----------          -----------            ---------
        1,288,764          4,825,035            82,061              412,324               24,785
        1,048,462           (385,057)           61,399           (2,989,688)                   0
       28,408,798                  0         6,503,700           11,523,057              410,283
     ------------       ------------       -----------          -----------            ---------
       27,360,336            385,057         6,442,301           14,512,745              410,283
     ------------       ------------       -----------          -----------            ---------
     $ 30,182,013       $  5,046,430       $ 6,512,541          $13,044,096            $ 402,844
     ============       ============       ===========          ===========            =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF OPERATIONS (CONT'D)

FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                                  CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                               ----------------------------------------
                                                                               AST - FOUNDERS
                                                                                  CAPITAL                AST - INVESCO
                                                                                APPRECIATION             EQUITY INCOME
                                                                               --------------           ---------------
INVESTMENT INCOME:
  Income
    Dividends................................................................   $    269,670              $ 1,036,385
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4).....       (746,747)              (1,556,324)
                                                                                 -----------              -----------
NET INVESTMENT INCOME (LOSS).................................................       (477,077)                (519,939)
                                                                                 -----------              -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales........................................................      4,789,770                8,819,781
  Cost of Securities Sold....................................................      3,804,447                7,648,084
                                                                                 -----------              -----------
    Net Gain (Loss)..........................................................        985,323                1,171,697
  Capital Gain Distributions Received........................................              0                        0
                                                                                 -----------              -----------
NET REALIZED GAIN (LOSS).....................................................        985,323                1,171,697
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period........................................................      1,868,641                 (891,893)
  End of Period..............................................................     13,278,444               24,373,614
                                                                                 -----------              -----------
NET UNREALIZED GAIN (LOSS)...................................................     11,409,803               25,265,507
                                                                                 -----------              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............   $ 11,918,049              $25,917,265
                                                                                 ===========              ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                    CLASS 1 SUB-ACCOUNTS INVESTING IN:
-----------------------------------------------------------------------------------------------------------
                      AST - PIMCO
    AST - PIMCO     LIMITED MATURITY
       TOTAL              BOND           AST - SCUDDER
      RETURN          MAY 1* THRU        INTERNATIONAL      AST - EAGLE       AST - BERGER       AVP - ST
       BOND          DEC. 31, 1995)          BOND          GROWTH EQUITY     CAPITAL GROWTH      MULTI-MKT
    -----------     ----------------     -------------     -------------     --------------     -----------
    $1,209,016         $        0         $   258,689       $    10,277        $    3,085       $         0
    (1,373,085)          (196,743)           (389,161)          (82,250)         (296,102)         (190,048)
   -----------         ----------          ----------       -----------        ----------       -----------
      (164,069)          (196,743)           (130,472)          (71,973)         (293,017)         (190,048)
   -----------         ----------          ----------       -----------        ----------       -----------
    35,874,313          2,464,086           2,659,942        10,011,246         3,814,017        20,714,250
    32,426,533          2,389,194           2,644,496         8,811,830         3,370,323        21,802,895
   -----------         ----------          ----------       -----------        ----------       -----------
     3,447,780             74,892              15,446         1,199,416           443,694        (1,088,645)
             0                  0                   0                 0                 0                 0
   -----------         ----------          ----------       -----------        ----------       -----------
     3,447,780             74,892              15,446         1,199,416           443,694        (1,088,645)
      (251,292)                 0            (240,434)          (50,341)           30,142        (1,772,660)
    11,293,295          1,221,437           2,412,817                 0         4,238,032             5,043
   -----------         ----------          ----------       -----------        ----------       -----------
    11,544,587          1,221,437           2,653,251            50,341         4,207,890         1,777,703
   -----------         ----------          ----------       -----------        ----------       -----------
   $14,828,298         $1,099,586         $ 2,538,225       $ 1,177,784        $4,358,567       $   499,010
   ===========         ==========          ==========       ===========        ==========       ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF OPERATIONS (CONT'D)

FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                                        CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                                      --------------------------------------
                                                                                      AVP - PREMIER             AVP - GROWTH
                                                                                         GROWTH                   & INCOME
                                                                                      -------------             ------------
INVESTMENT INCOME:
  Income
    Dividends.......................................................................   $    84,207              $   355,890
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)............      (670,405)                (538,256)
                                                                                       -----------              -----------
NET INVESTMENT INCOME (LOSS)........................................................      (586,198)                (182,366)
                                                                                       -----------              -----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales...............................................................    67,672,027               44,126,083
  Cost of Securities Sold...........................................................    50,476,857               33,765,695
                                                                                       -----------              -----------
    Net Gain (Loss).................................................................    17,195,170               10,360,388
  Capital Gain Distributions Received...............................................       236,427                  369,371
                                                                                       -----------              -----------
NET REALIZED GAIN (LOSS)............................................................    17,431,597               10,729,759
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period...............................................................       160,860                  138,583
  End of Period.....................................................................          (714)                 245,034
                                                                                       -----------              -----------
NET UNREALIZED GAIN (LOSS)..........................................................      (161,574)                 106,451
                                                                                       -----------              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................   $16,683,825              $10,653,844
                                                                                       ===========              ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                   CLASS 1 SUB-ACCOUNTS INVESTING IN:
---------------------------------------------------------------------------------------------------------
    AVP - U.S. GOV'T/                                                       AVP - NORTH      AVP - GLOBAL
       HIGH GRADE         AVP - TOTAL          AVP          AVP - MONEY       AMERICAN          DOLLAR
       SECURITIES           RETURN        INTERNATIONAL       MARKET        GOV'T INCOME     GOV'T INCOME
    -----------------     -----------     -------------     -----------     ------------     ------------
        $  13,275          $   1,685        $   1,911       $   39,444        $  7,097         $  5,552
          (16,867)           (10,334)         (14,798)         (11,497)         (5,142)          (7,509)
         --------           --------         --------        ---------        --------         --------
           (3,592)            (8,649)         (12,887)          27,947           1,955           (1,957)
         --------           --------         --------        ---------        --------         --------
          622,623             18,289          270,873        1,483,317         631,965          198,106
          598,438             16,836          231,612        1,483,317         623,081          184,232
         --------           --------         --------        ---------        --------         --------
           24,185              1,453           39,261                0           8,884           13,874
                0                  0            2,375                0               0                0
         --------           --------         --------        ---------        --------         --------
           24,185              1,453           41,636                0           8,884           13,874
          (28,921)            (6,986)          16,417                0         (14,058)         (11,116)
          129,502            138,643           94,892                0          46,431           84,678
         --------           --------         --------        ---------        --------         --------
          158,423            145,629           78,475                0          60,489           95,794
         --------           --------         --------        ---------        --------         --------
        $ 179,016          $ 138,433        $ 107,224       $   27,947        $ 71,328         $107,711
         ========           ========         ========        =========        ========         ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE PERIODS ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                                         CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                                      ----------------------------------------
                                                                                                                 AVP - GLOBAL
                                                                                                                     BOND
                                                                                      AVP - UTILITY             (APR. 18* THRU
                                                                                         INCOME                 DEC. 31, 1995)
                                                                                      -------------             --------------
INVESTMENT INCOME:
  Income
    Dividends.......................................................................     $   844                   $    355
  Expenses
    Mortality and Expense Risks Charges and Administrative Fees (Note 4)............      (2,694)                      (990)
                                                                                         -------                    -------
NET INVESTMENT INCOME (LOSS)........................................................      (1,850)                      (635)
                                                                                         -------                    -------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Proceeds from Sales...............................................................      26,551                     58,944
  Cost of Securities Sold...........................................................      22,837                     56,154
                                                                                         -------                    -------
    Net Gain (Loss).................................................................       3,714                      2,790
  Capital Gain Distributions Received...............................................           0                          0
                                                                                         -------                    -------
NET REALIZED GAIN (LOSS)............................................................       3,714                      2,790
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Beginning of Period...............................................................        (299)                         0
  End of Period.....................................................................      30,073                      8,741
                                                                                         -------                    -------
NET UNREALIZED GAIN (LOSS)..........................................................      30,372                      8,741
                                                                                         -------                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................     $32,236                   $ 10,896
                                                                                         =======                    =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                             CLASS 1 SUB-ACCOUNTS INVESTING IN:
--------------------------------------------------------------------------------------------
         AVP
     CONSERVATIVE       AVP - GROWTH           AVP           AVP - WORLDWIDE
      INVESTORS          INVESTORS            GROWTH          PRIVATIZATION
    (MAY, 29* THRU     (MAY, 23* THRU     (FEB. 11* THRU      (APR. 3* THRU
    DEC. 31, 1995)     DEC. 31, 1995)     DEC. 31, 1995)     DEC. 31, 1995)      SVL - BOND
    --------------     --------------     --------------     ---------------     -----------
       $    140           $     69           $    123            $   808         $3,248,034
         (3,457)            (3,795)           (10,753)            (4,692)          (741,545)
        -------            -------           --------            -------         ----------
         (3,317)            (3,726)           (10,630)            (3,884)         2,506,489
        -------            -------           --------            -------         ----------
         16,694             10,477            127,135             17,727         96,231,266
         16,241              9,851            109,674             16,531         93,092,804
        -------            -------           --------            -------         ----------
            453                626             17,461              1,196          3,138,462
              0                  0                  0                  0                  0
        -------            -------           --------            -------         ----------
            453                626             17,461              1,196          3,138,462
              0                  0                  0                  0         (1,889,396)
         39,193             46,876            106,950             15,388                  0
        -------            -------           --------            -------         ----------
         39,193             46,876            106,950             15,388          1,889,396
        -------            -------           --------            -------         ----------
       $ 36,329           $ 43,776           $113,781            $12,700         $7,534,347
        =======            =======           ========            =======         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                          CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                     ----------------------------------------------------------------------------
                                                                                                                NBAMT
                                                                    TOTAL                                   LIQUID ASSET
                                                     -----------------------------------            -----------------------------
                                                       YEAR ENDED           YEAR ENDED               YEAR ENDED      YEAR ENDED
                                                     DEC. 31, 1995        DEC. 31, 1994             DEC. 31, 1995   DEC. 31, 1994
                                                     --------------       --------------            -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)...................  $    2,680,451       $   (2,304,906)             $       0       $      43
    Net Realized Gain (Loss).......................     184,349,162           56,558,361                      0               0
    Net Unrealized Gain (Loss) On Investments......     383,090,086         (101,980,777)                     0               0
                                                     --------------       --------------                     --        --------
    Net Increase (Decrease) In Net Assets Resulting
      From Operations..............................     570,119,699          (47,727,322)                     0              43
                                                     --------------       --------------                     --        --------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.............   1,266,602,756        1,136,301,461                      0         (18,000)
    Net Transfers Between Sub-accounts.............       1,911,277              891,130                      0          18,533
    Surrenders.....................................    (226,498,569)        (116,753,024)                     0            (576)
                                                     --------------       --------------                     --        --------
    Net Increase (Decrease) In Net Assets Resulting
      From Capital Share Transactions..............   1,042,015,464        1,020,439,567                      0             (43)
                                                     --------------       --------------                     --        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   1,612,135,163          972,712,245                      0               0
NET ASSETS:
    Beginning of Period............................   2,263,069,768        1,290,357,523                      0               0
                                                     --------------       --------------                     --        --------
    End of Period..................................  $3,875,204,931       $2,263,069,768              $       0       $       0
                                                     ==============       ==============                     ==        ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                             CLASS 1 SUB-ACCOUNTS INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------------
                 NBAMT                               NBAMT                               NBAMT                      NBAMT
                GROWTH                       LIMITED MATURITY BOND                     BALANCED                   PARTNERS
    -------------------------------     -------------------------------     -------------------------------      -----------
     YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        MAY 2* THRU
    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995
    -------------     -------------     -------------     -------------     -------------     -------------     -------------
    $   (843,297)      $  (423,242)     $   6,023,170     $  3,517,651      $    196,640       $     5,270       $  (108,954)
      14,970,001         2,596,283          3,220,438         (834,778)       11,989,043         1,676,917             2,121
       3,347,126        (5,585,664)         2,126,276       (5,190,015)          526,315        (4,487,304)        1,468,758
    ------------       -----------      -------------     ------------      ------------       -----------       -----------
      17,473,830        (3,412,623)        11,369,884       (2,507,142)       12,711,998        (2,805,117)        1,361,925
    ------------       -----------      -------------     ------------      ------------       -----------       -----------
       8,373,298        13,584,312         20,053,844       86,631,572         4,424,442        13,564,002        13,540,471
     (66,839,025)       (4,839,790)      (168,830,787)     (73,112,599)      (72,086,096)       (4,728,960)       81,177,931
      (4,487,389)       (2,249,171)       (10,634,962)     (12,305,221)       (4,025,298)       (3,741,693)         (205,232)
    ------------       -----------      -------------     ------------      ------------       -----------       -----------
     (62,953,116)        6,495,351       (159,411,905)       1,213,752       (71,686,952)        5,093,349        94,513,170
    ------------       -----------      -------------     ------------      ------------       -----------       -----------
     (45,479,286)        3,082,728       (148,042,021)      (1,293,390)      (58,974,954)        2,288,232        95,875,095
      45,479,286        42,396,558        148,042,021      149,335,411        58,974,954        56,686,722                 0
    ------------       -----------      -------------     ------------       -----------       -----------       -----------
    $          0       $45,479,286      $           0     $148,042,021      $          0       $58,974,954       $95,875,095
    ============       ===========      =============     ============      ============       ===========       ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                                CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                 ----------------------------------------------------------------
                                                                              AAF                                AAF
                                                                         MONEY MARKET                      INCOME & GROWTH
                                                                 -----------------------------      -----------------------------
                                                                  YEAR ENDED      YEAR ENDED         YEAR ENDED      YEAR ENDED
                                                                 DEC. 31, 1995   DEC. 31, 1994      DEC. 31, 1995   DEC. 31, 1994
                                                                 -------------   -------------      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)...............................     $     0         $     0         $   (160,511)    $  (129,539)
    Net Realized Gain (Loss)...................................           0               0            7,512,690         728,190
    Net Unrealized Gain (Loss) On Investments..................           0               0            2,132,292      (3,804,217)
                                                                    -------         -------         ------------     -----------
    Net Increase (Decrease) In Net Assets Resulting From
      Operations...............................................           0               0            9,484,471      (3,205,566)
                                                                    -------         -------         ------------     -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.........................           0               0            2,395,584       6,717,881
    Net Transfers Between Sub-accounts.........................           0               6          (36,041,302)     (5,864,504)
    Surrenders.................................................           0              (6)          (2,306,979)     (1,408,813)
                                                                    -------         -------         ------------     -----------
    Net Increase (Decrease) In Net Assets Resulting From
      Capital Share Transactions...............................           0               0          (35,952,697)       (555,436)
                                                                    -------         -------         ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................           0               0          (26,468,226)     (3,761,002)
NET ASSETS:
    Beginning of Period........................................           0               0           26,468,226      30,229,228
                                                                    -------         -------         ------------     -----------
    End of Period..............................................     $     0         $     0         $          0     $26,468,226
                                                                    =======         =======         ============     ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                            CLASS 1 SUB-ACCOUNTS INVESTING IN:
--------------------------------------------------------------------------------------------------------------------------
                 AAF                                AAF                                AAF                   AAF - MIDCAP
         SMALL CAPITALIZATION                      GROWTH                            BALANCED                   GROWTH
    ------------------------------     ------------------------------     ------------------------------     -------------
     YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
    DEC. 31, 1995    DEC. 31, 1994     DEC. 31, 1995    DEC. 31, 1994     DEC. 31, 1995    DEC. 31, 1994     DEC. 31, 1995
    -------------    -------------     -------------    -------------     -------------    -------------     -------------
    $ (5,364,107)    $ (2,975,134)     $ (2,618,367)    $ (1,233,213)     $     31,762      $   (24,468)     $ (1,451,506)
      44,726,114       23,713,018        16,402,138       10,000,487         2,338,956          217,335        15,721,675
      64,768,430      (30,043,148)       35,477,961       (8,447,531)          151,154         (681,436)       11,315,043
    ------------     ------------      ------------     ------------      ------------       ----------      ------------
     104,130,437       (9,305,264)       49,261,732          319,743         2,521,872         (488,569)       25,585,212
    ------------     ------------      ------------     ------------      ------------       ----------      ------------
      91,163,620       56,318,695        84,767,383       38,904,547         1,245,151        3,376,270        46,811,319
      53,259,614       11,288,463       124,403,420       25,731,026       (12,198,567)        (423,424)       33,476,913
     (20,174,473)      (7,290,412)      (11,629,945)      (4,253,228)         (786,282)        (669,880)       (5,669,035)
    ------------     ------------      ------------     ------------      ------------       ----------      ------------
     124,248,761       60,316,746       197,540,858       60,382,345       (11,739,698)       2,282,966        74,619,197
    ------------     ------------      ------------     ------------      ------------       ----------      ------------
     228,379,198       51,011,482       246,802,590       60,702,088        (9,217,826)       1,794,397       100,204,409
     261,556,347      210,544,865       130,176,623       69,474,535         9,217,826        7,423,429        57,462,183
    ------------     ------------      ------------     ------------      ------------       ----------      ------------
    $489,935,545     $261,556,347      $376,979,213     $130,176,623      $          0      $ 9,217,826      $157,666,592
    ============     ============      ============     ============      ============       ==========      ============

CLASS 1 SUB-ACCOUNTS INVESTING IN:
----------------------------------
        AAF - MIDCAP
          GROWTH
      ---------------
        YEAR ENDED
       DEC. 31, 1994
      ---------------
        $  (536,764)
            745,455
           (321,790)
        -----------
           (113,099)
        -----------
         21,760,961
         17,658,989
         (1,777,070)
        -----------
         37,642,880
        -----------
         37,529,781
         19,932,402
        -----------
        $57,462,183
        ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                      CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                             ------------------------------------------------------------------------------------
                                                    AST - SELIGMAN              AST - SELIGMAN                   AST
                                                       HENDERSON                  HENDERSON                  LORD ABBETT
                                                 INTERNATIONAL EQUITY          INTL. SMALL CAP             GROWTH & INCOME
                                             -----------------------------     ----------------     -----------------------------
                                              YEAR ENDED      YEAR ENDED         MAY 1* THRU         YEAR ENDED      YEAR ENDED
                                             DEC. 31, 1995   DEC. 31, 1994      DEC. 31, 1995       DEC. 31, 1995   DEC. 31, 1994
                                             -------------   -------------    ------------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)...........  $ (3,574,633)   $ (2,748,650)       $   (103,431)      $   (330,559)    $  (440,246)
    Net Realized Gain (Loss)...............    10,712,030      17,640,678               9,568          3,132,874       1,138,699
    Net Unrealized Gain (Loss) On
      Investments..........................    13,509,046     (17,148,069)             90,547         28,353,821         (91,936)
                                             ------------     -----------        ------------       ------------     -----------
    Net Increase (Decrease) In Net Assets
      Resulting From Operations............    20,646,443      (2,256,041)             (3,316)        31,156,136         606,517
                                             ------------     -----------        ------------       ------------     -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.....    45,096,265      87,148,737          12,245,099         56,242,569      34,884,203
    Net Transfers Between Sub-accounts.....   (24,213,795)     10,704,208          14,656,915        112,141,060       9,678,044
    Surrenders.............................   (15,178,799)    (10,097,051)           (277,466)        (8,837,542)     (3,815,649)
                                             ------------     -----------        ------------       ------------     -----------
    Net Increase (Decrease) In Net Assets
      Resulting From Capital Share
      Transactions.........................     5,703,671      87,755,894          26,624,548        159,546,087      40,746,598
                                             ------------     -----------        ------------       ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS....    26,350,114      85,499,853          26,621,232        190,702,223      41,353,115
NET ASSETS:
    Beginning of Period....................   235,995,054     150,495,201                   0         89,572,115      48,219,000
                                             ------------     -----------        ------------       ------------     -----------
    End of Period..........................  $262,345,168    $235,995,054        $ 26,621,232       $280,274,338     $89,572,115
                                             ============     ===========        ============       ============     ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                              CLASS 1 SUB-ACCOUNTS INVESTING IN:
    ----------------------------------------------------------------------------------------------------------------------
                                                                                                                 AST -
                 AST                                AST                          AST - FEDERATED               FEDERATED
            JANCAP GROWTH                       MONEY MARKET                      UTILITY INCOME              HIGH YIELD
    ------------------------------     ------------------------------     ------------------------------     -------------
     YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
    DEC. 31, 1995    DEC. 31, 1994     DEC. 31, 1995    DEC. 31, 1994     DEC. 31, 1995    DEC. 31, 1994     DEC. 31, 1995
    -------------    -------------     -------------    -------------     -------------    -------------     -------------
    $ (3,454,894)    $ (2,491,101)     $  12,732,750    $   5,946,221     $  2,062,382      $   (73,541)      $   526,411
       8,739,731        1,587,144                  0           19,022         (528,096)        (192,841)        1,101,217
      87,642,514      (11,094,994)                 0                0       17,434,971       (5,216,614)        4,883,988
    ------------      -----------       ------------     ------------     ------------     ------------       -----------
      92,927,351      (11,998,951)        12,732,750        5,965,243       18,969,257       (5,482,996)        6,511,616
    ------------      -----------       ------------     ------------     ------------     ------------       -----------
      88,067,295       89,693,814        369,971,905      320,036,373       16,083,128       28,831,445        31,799,099
      15,929,654       16,413,857       (269,382,453)    (120,635,658)       6,339,985       (6,473,719)       21,528,708
     (15,318,172)      (7,841,867)       (68,678,873)     (36,308,163)      (6,365,421)      (4,108,447)       (2,061,195)
    ------------      -----------       ------------     ------------     ------------     ------------       -----------
      88,678,777       98,265,804         31,910,579      163,092,552       16,057,692       18,249,279        51,266,612
    ------------      -----------       ------------     ------------     ------------     ------------       -----------
     181,606,128       86,266,853         44,643,329      169,057,795       35,026,949       12,766,283        57,778,228
     243,933,996      157,667,143        284,659,589      115,601,794       70,392,891       57,626,608        20,131,298
    ------------      -----------       ------------     ------------     ------------     ------------       -----------
    $425,540,124     $243,933,996      $ 329,302,918    $ 284,659,589     $105,419,840      $70,392,891       $77,909,526
    ============      ===========       ============     ============     ============     ============       ===========

CLASS 1 SUB-ACCOUNTS INVESTING IN:
----------------------------------
           AST -
        FEDERATED
       HIGH YIELD
      -------------
       JAN 4* THRU
      DEC. 31, 1994
      -------------
       $  (182,878)
          (198,100)
          (122,643)
       -----------
          (503,621)
       -----------
        11,382,228
        10,453,765
        (1,201,074)
       -----------
        20,634,919
       -----------
        20,131,298
                 0
       -----------
       $20,131,298
       ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                            CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                          -----------------------------------------------------------------------
                                                                  AST - PHOENIX                             AST - PHOENIX
                                                                 BALANCED ASSET                            CAPITAL GROWTH
                                                          -----------------------------             -----------------------------
                                                           YEAR ENDED      YEAR ENDED                YEAR ENDED     JAN. 4* THRU
                                                          DEC. 31, 1995   DEC. 31, 1994             DEC. 31, 1995   DEC. 31, 1994
                                                          -------------   -------------             -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)........................  $  1,532,913    $ (1,086,844)             $   (163,662)    $  (110,386)
    Net Realized Gain (Loss)............................     1,288,764         507,844                 4,825,035         (63,342)
    Net Unrealized Gain (Loss) On Investments...........    27,360,336        (907,982)                  385,057        (385,057)
                                                          ------------     -----------               -----------     -----------
    Net Increase (Decrease) In Net Assets Resulting From
      Operations........................................    30,182,013      (1,486,982)                5,046,430        (558,785)
                                                          ------------     -----------               -----------     -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits..................    24,218,451      60,895,715                 4,086,095      10,939,730
    Net Transfers Between Sub-accounts..................    67,053,988        (843,326)              (22,578,278)      4,540,747
    Surrenders..........................................   (14,088,834)     (5,573,851)               (1,178,893)       (297,046)
                                                          ------------     -----------               -----------     -----------
    Net Increase (Decrease) In Net Assets Resulting
      From Capital Share Transactions...................    77,183,605      54,478,538               (19,671,076)     15,183,431
                                                          ------------     -----------               -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................   107,365,618      52,991,556               (14,624,646)     14,624,646
NET ASSETS:
    Beginning of Period.................................   144,553,389      91,561,833                14,624,646               0
                                                          ------------     -----------               -----------     -----------
    End of Period.......................................  $251,919,007    $144,553,389              $          0     $14,624,646
                                                          ============     ===========               ===========     ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                               CLASS 1 SUB-ACCOUNTS INVESTING IN:
    -------------------------------------------------------------------------------------------------------------------------
                                                                            AST - T. ROWE
          AST - T. ROWE PRICE                 AST - T. ROWE PRICE           PRICE NATURAL         AST - FOUNDERS CAPITAL
           ASSET ALLOCATION                  INTERNATIONAL EQUITY             RESOURCES                APPRECIATION
    -------------------------------     -------------------------------     -------------     -------------------------------
     YEAR ENDED       JAN. 3* THRU       YEAR ENDED       JAN. 3* THRU       MAY 1* THRU       YEAR ENDED       JAN. 5* THRU
    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1995     DEC. 31, 1994
    -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   (11,821)      $  (182,803)     $ (1,880,973)     $   (841,016)      $   (32,224)      $  (477,077)      $  (153,802)
          82,061           (14,957)          412,324          (206,344)           24,785           985,323            66,235
       6,442,301            61,399        14,512,745        (2,989,688)          410,283        11,409,803         1,868,641
    ------------      ------------      ------------       -----------       -----------       -----------       -----------
       6,512,541          (136,361)       13,044,096        (4,037,048)          402,844        11,918,049         1,781,074
    ------------      ------------      ------------       -----------       -----------       -----------       -----------
      19,704,164        17,100,763        53,649,285        65,204,510         3,205,819        29,337,377        14,103,413
      10,966,060         6,612,892        18,923,032        46,877,402         5,391,744        17,878,947        11,996,947
      (1,870,265)         (836,138)       (5,180,566)       (2,112,739)         (100,359)       (1,763,301)         (354,876)
    ------------      ------------      ------------       -----------       -----------       -----------       -----------
      28,799,959        22,877,517        67,391,751       109,969,173         8,497,204        45,453,023        25,745,484
    ------------      ------------      ------------       -----------       -----------       -----------       -----------
      35,312,500        22,741,156        80,435,847       105,932,125         8,900,048        57,371,072        27,526,558
      22,741,156                 0       105,932,125                 0                 0        27,526,558                 0
    ------------      ------------      ------------       -----------       -----------       -----------       -----------
     $58,053,656       $22,741,156      $186,367,972      $105,932,125       $ 8,900,048       $84,897,630       $27,526,558
    ============      ============      ============       ===========       ===========       ===========       ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                          CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                      ---------------------------------------------------------------------------
                                                               AST - INVESCO                                AST - PIMCO
                                                               EQUITY INCOME                             TOTAL RETURN BOND
                                                      -------------------------------             -------------------------------
                                                       YEAR ENDED       JAN. 3* THRU               YEAR ENDED       JAN. 3* THRU
                                                      DEC. 31, 1995     DEC. 31, 1994             DEC. 31, 1995     DEC. 31, 1994
                                                      -------------     -------------             -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)....................  $   (519,939)      $  (428,257)             $   (164,069)      $  (299,678)
    Net Realized Gain (Loss)........................     1,171,697            (1,642)                3,447,780           (39,295)
    Net Unrealized Gain (Loss) On Investments.......    25,265,507          (891,893)               11,544,587          (251,292)
                                                      ------------       -----------              ------------       -----------
    Net Increase (Decrease) In Net Assets Resulting
      From Operations...............................    25,917,265        (1,321,792)               14,828,298          (590,265)
                                                      ------------       -----------              ------------       -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits..............    52,541,497        48,411,425                72,691,543        32,923,290
    Net Transfers Between Sub-accounts..............    33,377,835        18,185,796                87,302,875        13,167,453
    Surrenders......................................    (4,408,157)       (1,498,702)               (4,178,333)       (1,487,781)
                                                      ------------       -----------              ------------       -----------
    Net Increase (Decrease) In Net Assets Resulting
      From Capital Share Transactions...............    81,511,175        65,098,519               155,816,085        44,602,962
                                                      ------------       -----------              ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............   107,428,440        63,776,727               170,644,383        44,012,697
NET ASSETS:
    Beginning of Period.............................    63,776,727                 0                44,012,697                 0
                                                      ------------       -----------              ------------       -----------
    End of Period...................................  $171,205,167       $63,776,727              $214,657,080       $44,012,697
                                                      ============       ===========              ============       ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                                 CLASS 1 SUB-ACCOUNTS INVESTING IN:
    ----------------------------------------------------------------------------------------------------------------------------
      AST - PIMCO
    LIMITED MATURITY              AST - SCUDDER                        AST - EAGLE                        AST - BERGER
          BOND                 INTERNATIONAL BOND                     GROWTH EQUITY                      CAPITAL GROWTH
    ---------------      -------------------------------     -------------------------------     -------------------------------
      MAY 1* THRU         YEAR ENDED        MAY 2* THRU       YEAR ENDED        MAY 3* THRU       YEAR ENDED       OCT. 19* THRU
     DEC. 31, 1995       DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
    ----------------     -------------     -------------     -------------     -------------     -------------     -------------
      $   (196,743)       $  (130,472)      $   (85,300)      $   (71,973)      $   (18,282)      $  (293,017)      $    (3,225)
            74,892             15,446           (14,892)        1,199,416            (3,648)          443,694            (1,238)
         1,221,437          2,653,251          (240,434)           50,341           (50,341)        4,207,890            30,142
      ------------        -----------       -----------       -----------       -----------       -----------       -----------
         1,099,586          2,538,225          (340,626)        1,177,784           (72,271)        4,358,567            25,679
      ------------        -----------       -----------       -----------       -----------       -----------       -----------
        28,824,536         16,066,780         6,840,456         1,385,295         2,083,418        24,892,130         1,213,330
       127,366,630         11,730,170         8,878,060        (5,725,108)        1,482,143        12,962,168         1,759,059
        (1,093,224)        (1,332,313)         (394,979)         (301,065)          (30,196)         (577,822)           (2,777)
      ------------        -----------       -----------       -----------       -----------       -----------       -----------
       155,097,942         26,464,637        15,323,537        (4,640,878)        3,535,365        37,276,476         2,969,612
      ------------        -----------       -----------       -----------       -----------       -----------       -----------
       156,197,528         29,002,862        14,982,911        (3,463,094)        3,463,094        41,635,043         2,995,291
                 0         14,982,911                 0         3,463,094                 0         2,995,291                 0
      ------------        -----------       -----------       -----------       -----------       -----------       -----------
      $156,197,528        $43,985,773       $14,982,911       $         0       $ 3,463,094       $44,630,334       $ 2,995,291
      ============        ===========       ===========       ===========       ===========       ===========       ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                              CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                              -------------------------------------------------------------------
                                                                           AVP                                   AVP
                                                                      ST MULTI-MKT                         PREMIER GROWTH
                                                              -----------------------------         -----------------------------
                                                               YEAR ENDED      YEAR ENDED            YEAR ENDED      YEAR ENDED
                                                              DEC. 31, 1995   DEC. 31, 1994         DEC. 31, 1995   DEC. 31, 1994
                                                              -------------   -------------         -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)............................  $   (190,048)   $    603,557          $   (586,198)    $  (277,768)
    Net Realized Gain (Loss)................................    (1,088,645)       (295,311)           17,431,597         328,106
    Net Unrealized Gain (Loss) On Investments...............     1,777,703      (1,931,642)             (161,574)     (1,025,385)
                                                              ------------     -----------          ------------     -----------
    Net Increase (Decrease) In Net Assets Resulting From
      Operations............................................       499,010      (1,623,396)           16,683,825        (975,047)
                                                              ------------     -----------          ------------     -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits......................     2,647,063      12,466,700            10,108,774      15,122,332
    Net Transfers Between Sub-accounts......................   (18,752,062)    (12,047,999)          (50,998,389)      7,312,981
    Surrenders..............................................    (1,783,708)     (1,584,844)           (5,148,313)       (981,711)
                                                              ------------     -----------          ------------     -----------
    Net Increase (Decrease) In Net Assets Resulting From
      Capital Share Transactions............................   (17,888,707)     (1,166,143)          (46,037,928)     21,453,602
                                                              ------------     -----------          ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (17,389,697)     (2,789,539)          (29,354,103)     20,478,555
NET ASSETS:
    Beginning of Period.....................................    17,664,854      20,454,393            33,502,538      13,023,983
                                                              ------------     -----------          ------------     -----------
    End of Period...........................................  $    275,157    $ 17,664,854          $  4,148,435     $33,502,538
                                                              ============     ===========          ============     ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                          CLASS 1 SUB-ACCOUNTS INVESTING IN:
-----------------------------------------------------------------------------------------------------------------------
                                                   AVP
                 AVP                           U.S. GOV'T/                           AVP                       AVP
           GROWTH & INCOME                HIGH GRADE SECURITIES                 TOTAL RETURN              INTERNATIONAL
    -----------------------------     -----------------------------     -----------------------------     -------------
     YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED
    DEC. 31, 1995   DEC. 31, 1994     DEC. 31, 1995   DEC. 31, 1994     DEC. 31, 1995   DEC. 31, 1994     DEC. 31, 1995
    -------------   -------------     -------------   -------------     -------------   -------------     -------------
    $   (182,366)    $   206,111       $    (3,592)     $  14,309        $    (8,649)     $   1,012        $   (12,887)
      10,729,759         442,931            24,185         (1,423)             1,453          4,982             41,636
         106,451      (1,194,217)          158,423        (54,167)           145,629        (23,507)            78,475
    ------------     -----------       -----------      ---------        -----------      ---------        -----------
      10,653,844        (545,175)          179,016        (41,281)           138,433        (17,513)           107,224
    ------------     -----------       -----------      ---------        -----------      ---------        -----------
       6,610,412      12,983,481         2,219,428         96,937          2,428,200         58,897          1,519,067
     (40,950,663)         65,363          (445,353)      (377,349)           167,151       (181,111)          (164,092)
      (2,353,444)     (1,325,144)         (179,310)        (3,428)            (8,142)        (9,962)           (34,528)
    ------------     -----------       -----------      ---------        -----------      ---------        -----------
     (36,693,695)     11,723,700         1,594,765       (283,840)         2,587,209       (132,176)         1,320,447
    ------------     -----------       -----------      ---------        -----------      ---------        -----------
     (26,039,851)     11,178,525         1,773,781       (325,121)         2,725,642       (149,689)         1,427,671
      29,912,121      18,733,596           538,309        863,430            210,214        359,903            740,294
    ------------     -----------       -----------      ---------        -----------      ---------        -----------
    $  3,872,270     $29,912,121       $ 2,312,090      $ 538,309        $ 2,935,856      $ 210,214        $ 2,167,965
    ============     ===========       ===========      =========        ===========      =========        ===========

CLASS 1 SUB-ACCOUNTS INVESTING IN:
----------------------------------
           AVP
      INTERNATIONAL
      -------------
       YEAR ENDED
      DEC. 31, 1994
      -------------
        $  (4,528)
            4,971
           (7,326)
        ---------
           (6,883)
        ---------
           80,370
          463,342
          (23,253)
        ---------
          520,459
        ---------
          513,576
          226,718
        ---------
        $ 740,294
        =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

--------------------------------------------------------------------------------

                                                                              CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                             --------------------------------------------------------------------
                                                                          AVP                            AVP-NORTH AMERICAN
                                                                     MONEY MARKET                           GOV'T INCOME
                                                             -----------------------------          -----------------------------
                                                              YEAR ENDED      YEAR ENDED             YEAR ENDED     JUL. 6* THRU
                                                             DEC. 31, 1995   DEC. 31, 1994          DEC. 31, 1995   DEC. 31, 1994
                                                             -------------   -------------          -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)...........................   $    27,947      $   1,531              $   1,955       $  (2,351)
    Net Realized Gain (Loss)...............................             0              0                  8,884         (37,128)
    Net Unrealized Gain (Loss) On Investments..............             0              0                 60,489         (14,058)
                                                              -----------      ---------              ---------       ---------
    Net Increase (Decrease) In Net Assets Resulting
      From Operations......................................        27,947          1,531                 71,328         (53,537)
                                                              -----------      ---------              ---------       ---------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits.....................     3,645,001        101,867                571,089         138,821
    Net Transfers Between Sub-accounts.....................    (1,341,382)       310,357                172,862          24,856
    Surrenders.............................................      (218,733)       (64,184)              (236,568)         (9,637)
                                                              -----------      ---------              ---------       ---------
    Net Increase (Decrease) In Net Assets Resulting From
      Capital Share Transactions...........................     2,084,886        348,040                507,383         154,040
                                                              -----------      ---------              ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................     2,112,833        349,571                578,711         100,503
NET ASSETS:
    Beginning of Period....................................       349,571              0                100,503               0
                                                              -----------      ---------              ---------       ---------
    End of Period..........................................   $ 2,462,404      $ 349,571              $ 679,214       $ 100,503
                                                              ===========      =========              =========       =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

--------------------------------------------------------------------------------

                                            CLASS 1 SUB-ACCOUNTS INVESTING IN:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                  AVP
          AVP - GLOBAL DOLLAR                    AVP - UTILITY              AVP - GLOBAL      CONSERVATIVE     AVP - GROWTH
             GOV'T INCOME                           INCOME                      BOND           INVESTORS        INVESTORS
    -------------------------------     -------------------------------     ------------      -------------    -------------
     YEAR ENDED       JUL. 6* THRU       YEAR ENDED       AUG. 29* THRU     APR. 18* THRU     MAY 29* THRU     MAY 23* THRU
    DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1995    DEC. 31, 1995
    -------------     -------------     -------------     -------------     -------------     --------------   -------------
      $  (1,957)        $  (2,425)        $  (1,850)         $   (42)         $    (635)        $ (3,317)        $ (3,726)
         13,874               126             3,714                0              2,790              453              626
         95,794           (11,116)           30,372             (299)             8,741           39,193           46,876
      ---------         ---------         ---------          -------          ---------         --------         --------
        107,711           (13,415)           32,236             (341)            10,896           36,329           43,776
      ---------         ---------         ---------          -------          ---------         --------         --------
        431,237           129,166           729,387           13,739            253,264          794,514          793,019
       (160,893)          305,882           (10,329)           5,970            (41,055)          (5,538)           2,960
        (21,497)           (9,499)           (9,568)               0               (947)          (1,760)          (3,719)
      ---------         ---------         ---------          -------          ---------         --------         --------
        248,847           425,549           709,490           19,709            211,262          787,216          792,260
      ---------         ---------         ---------          -------          ---------         --------         --------
        356,558           412,134           741,726           19,368            222,158          823,545          836,036
        412,134                 0            19,368                0                  0                0                0
      ---------         ---------         ---------          -------          ---------         --------         --------
      $ 768,692         $ 412,134         $ 761,094          $19,368          $ 222,158         $823,545         $836,036
      =========         =========         =========          =======          =========         ========         ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                                CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                                  ---------------------------------------------------------------
                                                                       AVP        AVP - WORLDWIDE                SVL
                                                                     GROWTH        PRIVATIZATION                BOND
                                                                  ------------    ---------------   -----------------------------
                                                                  FEB. 11* THRU    APR. 3* THRU      YEAR ENDED      YEAR ENDED
                                                                  DEC. 31, 1995    DEC. 31, 1995    DEC. 31, 1995   DEC. 31, 1994
                                                                  -------------   ---------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)................................   $   (10,630)      $  (3,884)     $  2,506,489     $ 2,154,872
    Net Realized Gain (Loss)....................................        17,461           1,196         3,138,462      (2,955,123)
    Net Unrealized Gain (Loss) On Investments...................       106,950          15,388         1,889,396      (1,727,194)
                                                                  ------------       ---------      ------------     -----------
    Net Increase (Decrease) In Net Assets Resulting From
      Operations................................................       113,781          12,700         7,534,347      (2,527,445)
                                                                  ------------       ---------      ------------     -----------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits..........................     2,566,865         672,906         7,729,086      22,576,061
    Net Transfers Between Sub-accounts..........................       674,694         236,237       (64,445,109)      6,483,428
    Surrenders..................................................       (17,080)         (3,874)       (3,767,183)     (3,083,956)
                                                                  ------------       ---------      ------------     -----------
    Net Increase (Decrease) In Net Assets Resulting From
      Capital Share Transactions................................     3,224,479         905,269       (60,483,206)     25,975,533
                                                                  ------------       ---------      ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................     3,338,260         917,969       (52,948,859)     23,448,088
NET ASSETS:
    Beginning of Period.........................................             0               0        52,948,859      29,500,771
                                                                  ------------       ---------      ------------     -----------
    End of Period...............................................   $ 3,338,260       $ 917,969      $          0     $52,948,859
                                                                  ==============  ==============    ============     ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

*Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
NOTES TO
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.  ORGANIZATION

American Skandia Life Assurance Corporation Variable Account B -- Class 1 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

As of December 31, 1995 the Account consisted of forty sub-accounts. These financial statements report on thirty-six sub-accounts offered in the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisors Plan II Annuity, the Imperium Annuity and The Alliance Capital Navigator Annuity. Each of the thirty-six sub-accounts invests only in a single corresponding portfolio of either the Neuberger and Berman Advisers Management Trust, The Alger American Fund, the American Skandia Trust, or the Alliance Variable Products Series Fund, Inc. (the "Trusts"). Neuberger and Berman Management, Inc. is the advisor for the Neuberger and Berman Advisers Management Trust. Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services, Incorporated is the investment manager for American Skandia Trust, while Seligman Henderson Co., Lord Abbett & Co., Janus Capital Corporation, J. P. Morgan Investment Management Incorporated, Federated Investment Counseling, Phoenix Investment Counsel, Inc.,
T. Rowe Price Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, Inc., INVESCO Trust Company, Pacific Investment Management Company, Scudder, Stevens & Clark, Inc. and Berger Associates, Inc. are the sub-advisors. Alliance Capital Management L.P. is the advisor for the Alliance Variable Products Series Fund, Inc. The investment advisors are paid fees for their services by the respective Trusts.

The following nine sub-accounts have commenced operations during 1995: the NBAMT-Partners on May 2, 1995; the AST-Seligman Henderson International Small Cap on May 1, 1995; the AST-T. Rowe Price Natural Resources on May 1, 1995; the AST-PIMCO Limited Maturity Bond on May 1, 1995; the AVP-Global Bond on April 18, 1995; the AVP-Conservative Investors on May 29, 1995; the AVP-Growth Investors on May 23, 1995; the AVP-Growth on February 11, 1995 and the AVP-Worldwide Privatization on April 3, 1995.

Effective May 1, 1995 the AST-Seligman Henderson International Equity sub-account changed its name from Henderson International Growth.

The following eight sub-accounts ceased operations on December 29, 1995: the NBAMT-Growth; the NBAMT-Limited Maturity Bond; the NBAMT-Balanced; the AAF-Income & Growth; the AAF-Balanced; the AST-Phoenix Capital Growth; the AST-Eagle Growth Equity and the SVL-Bond.

2.  VALUATION OF INVESTMENTS

The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.  INCOME TAXES

American Skandia does not expect to incur any Federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for Federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
NOTES TO
FINANCIAL STATEMENTS (CONT'D)

--------------------------------------------------------------------------------

taxes will be incurred, it may make a charge for such taxes against the Account.

Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.

4.  CONTRACT CHARGES

The following contract charges are paid to American Skandia:

     Mortality and Expense Risk Charges -- Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative Fees -- Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 is deducted at the end of each contract year and on surrender.

     Contingent Deferred Sales Charges are computed as set forth in the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisors Plan II Annuity, the Imperium Annuity or The Alliance Capital Navigator Annuity. These charges may be imposed on the full, or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least seven complete years prior to the date of the full or partial surrender.

5.  PAYABLE TO CONTRACTOWNERS

Under the exchange program, new contractowners are eligible to receive an "Exchange Credit" for the surrender charge paid to surrender exchange contracts, with specific limitations. This Exchange Credit is converted to units on behalf of the contractowner 30 days following issuance of the contract pursuant to the exchange program.

The balance of the Exchange Credit for contracts within their first thirty days is equal to $776,737 as of December 31, 1995.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
NOTES TO
FINANCIAL STATEMENTS (CONT'D)

--------------------------------------------------------------------------------

6.  CHANGES IN THE UNITS OUTSTANDING

                                                            -------------------------------------------------------------
                                                                         CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                            -------------------------------------------------------------
                                                                                                   NBAMT - LIMITED
                                                                   NBAMT - GROWTH                   MATURITY BOND
                                                            -----------------------------   -----------------------------
                                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                            DEC. 31, 1995   DEC. 31, 1994   DEC. 31, 1995   DEC. 31, 1994
                                                            -------------   -------------   -------------   -------------
Units Outstanding Beginning of the Period...................    2,734,835     2,388,450       10,689,462      10,615,851
Units Purchased.............................................      448,525       792,315        1,396,229       6,223,007
Units Transferred Between Sub-accounts......................   (2,956,438)     (310,529)     (11,348,447)     (5,248,072)
Units Surrendered...........................................     (226,922)     (135,401)        (737,244)       (901,324)
                                                              ----------      ---------      -----------      ----------
Units Outstanding End of the Period.........................            0     2,734,835                0      10,689,462
                                                              ==========      =========      ===========      ==========

                                                                         CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                            -------------------------------------------------------------
                                                                                                         AAF
                                                                   AAF - BALANCED                   MIDCAP GROWTH
                                                            -----------------------------   -----------------------------
                                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                            DEC. 31, 1995   DEC. 31, 1994   DEC. 31, 1995   DEC. 31, 1994
                                                            -------------   -------------   -------------   -------------
Units Outstanding Beginning of the Period...................      768,128       583,925        4,308,374       1,450,892
Units Purchased.............................................       94,924       276,819        2,610,647       1,672,798
Units Transferred Between Sub-accounts......................     (803,800)      (36,274)       1,707,257       1,325,354
Units Surrendered...........................................      (59,252)      (56,342)        (326,535)       (140,670)
                                                              ----------      ---------      -----------      ----------
Units Outstanding End of the Period.........................            0       768,128        8,299,743       4,308,374
                                                              ==========      =========      ===========      ==========
                                                                         CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                            -------------------------------------------------------------
                                                                   AST - FEDERATED                 AST - FEDERATED
                                                                   UTILITY INCOME                    HIGH YIELD
                                                            -----------------------------   -----------------------------
                                                             YEAR ENDED      YEAR ENDED      YEAR ENDED     JAN. 4* THRU
                                                            DEC. 31, 1995   DEC. 31, 1994   DEC. 31, 1995   DEC. 31, 1994
                                                            -------------   -------------   -------------   -------------
Units Outstanding Beginning of the Period...................    7,177,232     5,390,877        2,106,791               0
Units Purchased.............................................    1,476,370     2,825,121        2,963,225       1,166,363
Units Transferred Between Sub-accounts......................      593,245      (624,103)       2,042,843       1,065,686
Units Surrendered...........................................     (604,661)     (414,663)        (197,701)       (125,258)
                                                              ----------      ---------      -----------      ----------
Units Outstanding End of the Period.........................    8,642,186     7,177,232        6,915,158       2,106,791
                                                              ==========      =========      ===========      ==========
                                                                         CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                            -------------------------------------------------------------
                                                                   AST - FOUNDERS                   AST - INVESCO
                                                                CAPITAL APPRECIATION                EQUITY INCOME
                                                            -----------------------------   -----------------------------
                                                             YEAR ENDED     JAN. 5* THRU     YEAR ENDED     JAN. 3* THRU
                                                            DEC. 31, 1995   DEC. 31, 1994   DEC. 31, 1995   DEC. 31, 1994
                                                            -------------   -------------   -------------   -------------
Units Outstanding Beginning of the Period...................    2,575,105             0        6,633,333               0
Units Purchased.............................................    2,286,783     1,412,806        4,723,155       4,940,630
Units Transferred Between Sub-accounts......................    1,357,850     1,198,628        2,932,812       1,851,061
Units Surrendered...........................................     (143,365)      (36,329)        (405,588)       (158,358)
                                                              ----------      ---------      -----------      ----------
Units Outstanding End of the Period.........................    6,076,373     2,575,105       13,883,712       6,633,333
                                                              ==========      =========      ===========      ==========

--------------------------------------------------------------------------------

* Date Operations Commenced.

--------------------------------------------------------------------------------

       --------------------------------------------------------------------------------------------------------------
                                             CLASS 1 SUB-ACCOUNTS INVESTING IN:
       --------------------------------------------------------------------------------------------------------------
                                                  NBAMT                      AAF - INCOME                AAF - SMALL
              NBAMT - BALANCED                   PARTNERS                      & GROWTH                 CAPITALIZATION
       -------------------------------     --------------------     -------------------------------     -------------
        YEAR ENDED        YEAR ENDED           MAY 2* THRU           YEAR ENDED        YEAR ENDED        YEAR ENDED
       DEC. 31, 1995     DEC. 31, 1994        DEC. 31, 1995         DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995
       -------------     -------------     --------------------     -------------     -------------     -------------
          3,956,683         3,624,095                    0             1,958,603        2,023,006          9,356,764
            269,961           890,323            1,178,962               147,593          482,871          2,406,348
         (3,986,078)         (307,645)           6,797,769            (1,962,060)        (441,752)         1,130,736
           (240,566)         (250,090)             (18,233)             (144,136)        (105,522)          (576,484)
         ----------        ----------           ----------            ----------        ---------         ----------
                  0         3,956,683            7,958,498                     0        1,958,603         12,317,364
         ==========        ==========           ==========            ==========        =========         ==========
     -------------------------------------------------------
             CLASS 1 SUB-ACCOUNTS INVESTING IN:
     -------------------------------------------------------
     AAF - SMALL
    CAPITALIZATION                  AAF - GROWTH
   ---------------     -------------------------------------
      YEAR ENDED        YEAR ENDED           YEAR ENDED
     DEC. 31, 1994     DEC. 31, 1995        DEC. 31, 1994
     -------------     -------------     -------------------
        7,101,658         5,614,760            2,997,458
        2,068,053         2,850,077            1,718,430
          464,709         4,034,205            1,095,282
         (277,656)         (406,751)            (196,410)
       ----------       -----------          -----------
        9,356,764        12,092,291            5,614,760
       ==========       ===========          ===========

       --------------------------------------------------------------------------------------------------------------
                                             CLASS 1 SUB-ACCOUNTS INVESTING IN:
       --------------------------------------------------------------------------------------------------------------
          AST - SELIGMAN HENDERSON         AST - SELIGMAN HEND.            AST - LORD ABBETT            AST - JANCAP
            INTERNATIONAL EQUITY             INTL. SMALL CAP                GROWTH & INCOME                GROWTH
       -------------------------------     --------------------     -------------------------------     -------------
        YEAR ENDED        YEAR ENDED           MAY 1* THRU           YEAR ENDED        YEAR ENDED        YEAR ENDED
       DEC. 31, 1995     DEC. 31, 1994        DEC. 31, 1995         DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995
       -------------     -------------     --------------------     -------------     -------------     -------------
         14,043,215         9,063,464                    0             7,479,449        4,058,228         22,354,170
          2,649,360         5,095,072            1,196,966             3,979,610        2,933,200          6,507,267
         (1,401,250)          485,868            1,431,454             7,602,286          813,176            981,087
           (898,188)         (601,189)             (27,137)             (649,586)        (325,155)        (1,179,787)
         ----------        ----------           ----------            ----------        ---------         ----------
         14,393,137        14,043,215            2,601,283            18,411,759        7,479,449         28,662,737
         ==========        ==========           ==========            ==========        =========         ==========
     -------------------------------------------------------
             CLASS 1 SUB-ACCOUNTS INVESTING IN:
     -------------------------------------------------------
      AST - JANCAP
         GROWTH                 AST - MONEY MARKET
     -------------     ------------------------------------
     YEAR ENDED        YEAR ENDED           YEAR ENDED
     DEC. 31, 1994     DEC. 31, 1995        DEC. 31, 1994
     -------------     -------------     -------------------
       13,603,637        27,491,389           11,422,783
        7,976,529        34,937,859           31,347,755
        1,497,592       (25,355,473)         (11,832,144)
         (723,588)       (6,509,333)          (3,447,005)
       ----------       -----------          -----------
       22,354,170        30,564,442           27,491,389
       ==========       ===========          ===========
       --------------------------------------------------------------------------------------------------------------
                                             CLASS 1 SUB-ACCOUNTS INVESTING IN:
       --------------------------------------------------------------------------------------------------------------
                AST - PHOENIX                          AST - PHOENIX                        AST - T. ROWE PRICE
               BALANCED ASSET                          CAPITAL GROWTH                        ASSET ALLOCATION
       --------------------------------    --------------------------------------     -------------------------------
        YEAR ENDED        YEAR ENDED            YEAR ENDED          JAN. 4* THRU       YEAR ENDED       JAN. 3* THRU
       DEC. 31, 1995     DEC. 31, 1994        DEC. 31, 1995         DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994
       -------------     -------------     --------------------     -------------     -------------     -------------
         13,986,604         8,743,758            1,587,862                     0        2,320,063                  0
          2,134,234         5,868,183              406,857             1,148,001        1,756,929          1,738,663
          5,317,549           (79,635)          (1,883,135)              472,146          961,444            667,736
         (1,274,539)         (545,702)            (111,584)              (32,285)        (169,480)           (86,336)
         ----------        ----------           ----------            ----------        ---------         ----------
         20,163,848        13,986,604                    0             1,587,862        4,868,956          2,320,063
         ==========        ==========           ==========            ==========        =========         ==========
     --------------------------------------------------------
               CLASS 1 SUB-ACCOUNTS INVESTING IN:
     --------------------------------------------------------
           AST - T. ROWE PRICE           AST - T. ROWE PRICE
          INTERNATIONAL EQUITY            NATURAL RESOURCES
     -------------------------------     -------------------
      YEAR ENDED       JAN. 3* THRU          MAY 1* THRU
     DEC. 31, 1995     DEC. 31, 1994        DEC. 31, 1995
     -------------     -------------     -------------------
       11,166,758                 0                    0
        5,451,722         6,643,509              306,567
        1,852,683         4,744,934              512,490
         (535,912)         (221,685)             (10,452)
       ----------       -----------          -----------
       17,935,251        11,166,758              808,605
       ==========       ===========          ===========
       --------------------------------------------------------------------------------------------------------------
                                             CLASS 1 SUB-ACCOUNTS INVESTING IN:
       --------------------------------------------------------------------------------------------------------------
              AST - PIMCO TOTAL              AST - PIMCO LTD.                AST - SCUDDER               AST - EAGLE
                 RETURN BOND                  MATURITY BOND               INTERNATIONAL BOND            GROWTH EQUITY
       -------------------------------     --------------------     -------------------------------     -------------
        YEAR ENDED       JAN. 3* THRU          MAY 1* THRU           YEAR ENDED        MAY 2* THRU       YEAR ENDED
       DEC. 31, 1995     DEC. 31, 1994        DEC. 31, 1995         DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995
       -------------     -------------     --------------------     -------------     -------------     -------------
          4,577,708                 0                    0             1,562,364                0            351,319
          6,858,117         3,383,108            2,833,131             1,596,914          703,494            134,138
          8,025,131         1,354,594           12,333,359             1,162,185          899,756           (457,740)
           (399,116)         (159,994)            (107,846)             (134,768)         (40,886)           (27,717)
         ----------        ----------           ----------            ----------        ---------         ----------
         19,061,840         4,577,708           15,058,644             4,186,695        1,562,364                  0
         ==========        ==========           ==========            ==========        =========         ==========
       AST - EAGLE                 AST - BERGER
      GROWTH EQUITY               CAPITAL GROWTH
     --------------    ------------------------------------
      MAY 3* THRU       YEAR ENDED          OCT. 19* THRU
     DEC. 31, 1994     DEC. 31, 1995        DEC. 31, 1994
     -------------     -------------     -------------------
                0           301,267                    0
          205,932         2,242,838              123,907
          148,564         1,168,175              177,648
           (3,177)          (53,444)                (288)
       ----------       -----------          -----------
          351,319         3,658,836              301,267
       ==========       ===========          ===========

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

VARIABLE ACCOUNT B -- CLASS 1
NOTES TO
FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

                                                         ---------------------------------------------------------------
                                                                       CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                         ---------------------------------------------------------------
                                                                    AVP - ST
                                                                    MULTI-MKT                  AVP - PREMIER GROWTH
                                                         -------------------------------   -----------------------------
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                         DEC. 31, 1995    DEC. 31, 1994    DEC. 31, 1995   DEC. 31, 1994
                                                         -------------   ---------------   -------------   -------------
Units Outstanding Beginning of the Period................    1,839,569       1,963,502        2,802,431      1,042,445
Units Purchased..........................................      277,962       1,204,060          698,547      1,241,198
Units Transferred Between Sub-accounts...................   (1,902,437)     (1,171,841)      (2,892,802)       602,509
Units Surrendered........................................     (187,874)       (156,152)        (365,216)       (83,721)
                                                           ----------        ---------      -----------     ----------
Units Outstanding End of the Period......................       27,220       1,839,569          242,960      2,802,431
                                                           ==========        =========      ===========     ==========

                                                                       CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                         ---------------------------------------------------------------
                                                                                               AVP - NORTH AMERICAN
                                                               AVP - MONEY MARKET                  GOV'T INCOME
                                                         --------------------------------  -----------------------------
                                                          YEAR ENDED       YEAR ENDED       YEAR ENDED     JUL. 6* THRU
                                                         DEC. 31, 1995    DEC. 31, 1994    DEC. 31, 1995   DEC. 31, 1994
                                                         -------------   ---------------   -------------  --------------
Units Outstanding Beginning of the Period................       34,276               0           11,541              0
Units Purchased..........................................      348,552          10,126           58,642         14,000
Units Transferred Between Sub-accounts...................     (128,439)         30,484           18,738         (1,485)
Units Surrendered........................................      (21,131)         (6,334)         (24,456)          (974)
                                                           ----------        ---------      -----------     ----------
Units Outstanding End of the Period......................      233,258          34,276           64,465         11,541
                                                           ==========        =========      ===========     ==========
                                                                       CLASS 1 SUB-ACCOUNTS INVESTING IN:
                                                         ---------------------------------------------------------------
                                                              AVP        AVP - WORLDWIDE
                                                            GROWTH        PRIVATIZATION             SVL - BOND
                                                         -------------    --------------   -----------------------------
                                                         FEB. 11* THRU    APRIL 3* THRU     YEAR ENDED      YEAR ENDED
                                                         DEC. 31, 1995    DEC. 31, 1995    DEC. 31, 1995   DEC. 31, 1994
                                                         -------------   ---------------   -------------   -------------
Units Outstanding Beginning of the Period................            0               0        5,363,572      2,805,580
Units Purchased..........................................      195,420          62,294          736,663      2,224,881
Units Transferred Between Sub-accounts...................       50,339          21,808       (5,742,035)       647,672
Units Surrendered........................................       (1,278)           (361)        (358,200)      (314,561)
                                                           ----------        ---------      -----------     ----------
Units Outstanding End of the Period......................      244,481          83,741                0      5,363,572
                                                           ==========        =========      ===========     ==========

--------------------------------------------------------------------------------

* Date Operations Commenced.

--------------------------------------------------------------------------------

       -------------------------------------------------------------------------------------------------------------
                                            CLASS 1 SUB-ACCOUNTS INVESTING IN:
       -------------------------------------------------------------------------------------------------------------
                AVP - GROWTH                      AVP - U.S. GOV'T/
                  & INCOME                      HIGH GRADE SECURITIES                   AVP - TOTAL RETURN
       -------------------------------     -------------------------------     -------------------------------------
        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED           YEAR ENDED
       DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995        DEC. 31, 1994
       -------------     -------------     -------------     -------------     --------------     ------------------
          2,652,224        1,632,107           53,792            81,644             20,623               33,503
            498,906        1,135,476          198,877             9,403            201,820                5,616
         (2,711,896)           1,946          (40,031)          (36,866)            14,441              (17,497)
           (182,742)        (117,305)         (16,160)             (389)              (690)                (999)
         ----------       ----------       ----------        -----------        ----------          -----------
            256,492        2,652,224          196,478            53,792            236,194               20,623
         ==========       ==========       ==========        ==========          =========           ==========
   ----------------------------------
   CLASS 1 SUB-ACCOUNTS INVESTING IN:
   ----------------------------------
          AVP - INTERNATIONAL
     ------------------------------
      YEAR ENDED
       DEC. 31,        YEAR ENDED
         1995         DEC. 31, 1994
     ------------     -------------
         59,089           19,040
        116,244            6,274
        (12,854)          35,623
         (2,730)          (1,848)
     ----------       -----------
        159,749           59,089
     ==========       ===========

       --------------------------------------------------------------------------------------------------------------
                                            CLASS 1 SUB-ACCOUNTS INVESTING IN:
       --------------------------------------------------------------------------------------------------------------
             AVP - GLOBAL DOLLAR                    AVP - UTILITY               AVP - GLOBAL      AVP - CONSERVATIVE
                GOV'T INCOME                           INCOME                       BOND              INVESTORS
       -------------------------------     -------------------------------    ---------------     -------------------
        YEAR ENDED       JULY 6* THRU       YEAR ENDED       AUG. 29* THRU     APRIL 18* THRU        MAY 29* THRU
       DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995     DEC. 31, 1994     DEC. 31, 1995        DEC. 31, 1995
       -------------     -------------     -------------     -------------     --------------     ------------------
             42,277                0            1,963                 0                  0                    0
             39,607           12,888           64,163             1,371             21,540               71,578
            (14,789)          30,339             (892)              593             (3,331)                (514)
             (2,069)            (950)            (824)               (1)               (87)                (155)
         ----------       ----------       ----------        -----------        ----------          -----------
             65,026           42,277           64,410             1,963             18,122               70,909
         ==========       ==========       ==========        ==========          =========           ==========
----------------------------------
CLASS 1 SUB-ACCOUNTS INVESTING IN:
----------------------------------
     AVP - GROWTH
      INVESTORS
     ------------
     MAY 23* THRU
       DEC. 31,
         1995
     ------------
              0
         70,305
            267
           (322)
     -----------
         70,250
     ==========

--------------------------------------------------------------------------------

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE ALGER AMERICAN FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE # 811-5550. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE #811-04255. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE AMERICAN SKANDIA TRUST FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 7, 1996; FORM TYPE N-30D; FILE # 811-05186. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30B-2; FILE
# 811-5398. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE SCUDDER VARIABLE LIFE INVESTMENT FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON FEBRUARY 28, 1996; FORM TYPE N-30D; FILE # 811-4257. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

American Skandia Life
Assurance Corporation
Tower One Corporate Drive
Shelton, CT 06484

                                                          ----------------------

                                                            BULK RATE
                                                            U. S. POSTAGE
                                                            PAID
                                                            NEW YORK, NY
                                                            PERMIT NO. 8048

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